Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
A. Cash flows from operating activities
Net loss	$ (13,805,617)	$ (26,757,978)	$ (34,277,252)	$ (62,032,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	305,658	754,660
Stock-based compensation		1,883,733
Interest income		(824)
Change in fair value of preferred stock warrant		5,284,494	5,284,494	(420,245)
Change in fair value of convertible promissory note		(3,448,846)	(6,990,870)	944,727
Change in fair value of Senior Subordinated Convertible Promissory Notes		(6,990,870)	(3,448,845)	9,312,177
Change in fair value of derivative financial instruments	(5,471,519)	3,465,293
Discount on issue of Common Stock and Warrants (November and December 2024 offering)
Note issue expenses		1,564,210
Interest on redeemable promissory note	1,995,967
Loss on extinguishment of redeemable promissory note	1,765,615
Issuance cost towards issue of common stock and warrants	2,868,085
Change in fair value of Unsecured Convertible Note	(725,362)	1,732,589
Discount on issue of Unsecured Convertible Note		632,595
Gain on modification/termination of finance leases				(130,719)
(Gain)/Loss on sale and disposal of assets, net	(7,145)	85,806
(Gain)/Loss on sale and disposal of assets held for sale, net	(1,796)	11,325
Impairment on assets held for sale	251,590	165,216	167,413	93,144
Assets written off	162,205	39,650
Liabilities written back	(494)	(385)
Payable to customers written back	(76,052)
Provisions written back	(137,235)
Amortization of operating lease right-of-use assets		45,701
Gain on troubled debt restructuring	(476,746)
Gain on modification of finance leases	(766)
Unrealized foreign currency exchange loss, net	852	4,052
Adjustments to reconcile net loss to net cash used in operating activities	(13,352,760)	(21,529,579)
Changes in operating assets and liabilities :
Decrease/(Increase) in Accounts receivable	92,870	(43,795)
(Increase) in Balances with government authorities	(58,848)	(116,133)
Decrease in Prepaid expenses	1,300,660	682,785
Decrease in Other assets	139,971	86,909
Increase in Accounts payables	7,056,825	11,838,986
Increase in Other liabilities	244	482,139
(Decrease)/Increase in Pension and other employee obligations	(224,386)	29,617
Decrease in Operating lease right of use asset	192,983
(Decrease) in Operating lease liabilities	(182,771)
(Decrease)/Increase in Contract liabilities	(8,509)	26,927
Net cash used in operating activities (A)	(5,043,721)	(8,542,144)
B. Cash flows from investing activities
Proceeds from sale/payment for purchase of property and equipment, including intangible assets and capital advances	14,201	(61,296)
Payment towards investments in fixed deposits		(130,132)
Proceeds from sale of asset held for sale	86,880	61,344
Proceeds from maturity of investments in fixed deposits	362,475	67,250
Interest received on fixed deposits		824
Net cash generated/(used) in investing activities (B)	463,556	(62,010)
C. Cash flows from financing activities
Proceeds from issue of equity and warrants (including prepayment of exercise price on pre funded warrants)	14,634,810
Payment of issuance cost towards issue of common stock and warrants	(2,182,774)
Proceeds from issue of Senior Subordinated Convertible Promissory Notes		13,175,025
Payment of notes issuance cost		(1,564,210)
Proceeds from issue of redeemable promissory notes	3,000,000
Payment of redeemable promissory note issue expenses	(491,500)
Repayment of redeemable promissory note	(3,804,000)
Payment of offering costs		(4,804,482)
Proceeds from merger		5,770,630
Repayment of debt	(1,854,880)	(1,026,291)
Principal payment of finance lease obligation	(1,603,626)	(346,248)	(526,959)	(1,618,551)
Net cash generated from financing activities (C)	7,698,030	11,204,424
Net increase in cash and cash equivalents and restricted cash (A+B+C)	3,117,865	2,600,270
Effect of foreign exchange on cash and cash equivalents.	(16,636)	(168,160)
Cash and cash equivalents and restricted cash
Beginning of period	1,496,144	3,684,883	3,684,883
End of period	4,597,373	6,116,993	1,496,144	3,684,883
Reconciliation of cash, cash equivalents and restricted cash to the Condensed Consolidated Balance Sheets
Cash and cash equivalents	4,397,373	6,116,993	1,496,144	3,686,741
Restricted cash and cash equivalents included under other non-current assets	200,000
Total cash and cash equivalents and restricted cash shown in Condensed Consolidated Statement of Cash Flows	4,597,373	6,116,993	1,496,144	3,684,883
Supplemental disclosures of cash flow information
Cash (paid) for income taxes	(4,099)	(57,337)	(95,839)	(100,845)
Interest paid on debt	(167,929)	(326,482)	(431,136)	(690,575)
Supplemental disclosures of non-cash investing and financing activities:
Issue of unsecured convertible promissory note		8,434,605
Issue of common stock to vendors against services		19,052,000	1,952,000
Issue of common stock upon conversion of warrants			31
Issue of common stock upon conversion of SSCPN		27,147,577	27,148,313
Non-cash liabilities assumed in the Reverse Recapitalization			17,100,000
Warrants issued on completion of Reverse Recapitalization			7,538,708
Issue of common stock upon conversion of convertible promissory notes		3,953,749	3,953,856
Assumption of Unsecured promissory note on Reverse Recapitalization			3,259,208
Payments for offering costs		4,804,482
Warrants issued on completion of Merger		7,538,708
Issue of common stock upon conversion of Unsecured Convertible Note	2,324,695
Issue of warrants to redeemable promissory note holders	2,047,925
Issue of common stock upon exercise of warrants issued with redeemable promissory notes	5
Issue of common stock upon conversion of unsecured promissory note	2,027,840
Warrants issued to placement agents towards issue of redeemable promissory notes	418,157
Warrants issued to placement agents	1,257,449
Acquisition of assets held for sale by incurring a liability	238,349
Previously Reported
A. Cash flows from operating activities
Net loss			(34,277,252)	(62,032,076)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			1,001,621	740,422
Stock-based compensation			1,883,733	3,610,097
Impairment of balances with government authorities			3,875,767
Change in fair value of preferred stock warrant			5,284,494	(420,245)
Change in fair value of convertible promissory note			(6,990,870)	944,727
Change in fair value of Senior Subordinated Convertible Promissory Notes			(3,448,845)	9,312,177
Change in fair value of derivative financial instruments			3,465,293	14,373,856
Change in fair value of Unsecured Convertible Note			1,632,996
Discount on issue of Unsecured Convertible Note			632,595
SSCPN issue expenses			1,564,210	961,628
Gain on modification/termination of finance leases				(130,719)
(Gain)/Loss on sale and disposal of assets, net			82,640	311,375
(Gain)/Loss on sale and disposal of assets held for sale, net			207,706	(1,644,650)
Assets written off			90,750
Liabilities written back			(382)
Provisions written back			13,869
Amortization of operating lease right-of-use assets			28,427	54,930
Unrealized foreign currency exchange loss, net			4,943	7,820
Adjustments to reconcile net loss to net cash used in operating activities			(24,948,305)	(33,910,658)
Changes in operating assets and liabilities :
Decrease/(Increase) in Accounts receivable			33,030	(88,986)
(Increase) in Balances with government authorities			(194,278)	84,059
Decrease in Prepaid expenses			(872,639)	(700,318)
Decrease in Other assets			181,699	150,220
Increase in Accounts payables			3,587,669	707,572
Increase in Other liabilities			43,153	(3,063,954)
(Decrease)/Increase in Pension and other employee obligations			27,192	72,689
(Decrease)/Increase in Contract liabilities			(56,670)	479,859
Net cash used in operating activities (A)			(22,199,149)	(36,269,517)
B. Cash flows from investing activities
Proceeds from sale/payment for purchase of property and equipment, including intangible assets and capital advances			(108,158)	(88,629)
Payment towards investments in fixed deposits			(168,761)	(102,140)
Proceeds from sale of property, plant and equipment			(34,571)	7,160
Proceeds from sale of asset held for sale			121,315	4,035,418
Proceeds from maturity of investments in fixed deposits			190,989	52,322
Net cash generated/(used) in investing activities (B)			814	3,904,131
C. Cash flows from financing activities
Proceeds from issue of Senior Subordinated Convertible Promissory Notes			13,175,025	8,109,954
Proceeds from issue of Convertible Promissory Note				10,000,000
Proceeds from issue of Unsecured Convertable Note			7,802,010
Proceeds from debt			1,078,050
Payment of notes issuance cost			(1,231,368)
Payment of offering costs			(2,836,626)
Proceeds from merger			5,770,630
Payment of Senior Subordinated Convertible Promissory Notes issue expenses			(1,564,210)	(961,628)
Repayment of debt			(1,464,539)	(5,942,961)
Principal payment of finance lease obligation			(526,959)	(1,618,551)
Net cash generated from financing activities (C)			20,202,013	9,586,814
Net increase in cash and cash equivalents and restricted cash (A+B+C)			(1,996,322)	(22,778,572)
Effect of foreign exchange on cash and cash equivalents.			(194,275)	(318,478)
Cash and cash equivalents and restricted cash
Beginning of period	$ 1,496,144	$ 3,686,741	3,686,741	26,783,791
End of period			1,496,144	3,686,741
Reconciliation of cash, cash equivalents and restricted cash to the Condensed Consolidated Balance Sheets
Cash and cash equivalents			1,496,144	3,686,741
Total cash and cash equivalents			1,496,144	3,686,741
Total cash and cash equivalents and restricted cash shown in Condensed Consolidated Statement of Cash Flows			$ 1,496,144	$ 3,686,741